Biological Assets (Tables)	12 Months Ended
Dec. 31, 2020
Changes In Biological Assets [Abstract]
Summary of Change in Carrying Value of Biological Assets

The Company’s biological assets consist of cannabis plants in various stages of vegetation, including plants which have not been harvested. The change in carrying value of biological assets are as follows:

As at	December 31, 2020	December 31, 2019
Balance, beginning of year	14,309	876
Increase in biological assets due to capitalized costs	39,957	62,331
Net change in fair value of biological assets	6,496	30,726
Transferred to inventory upon harvest	(54,388)	(80,991)
Acquisitions	—	1,288
Disposition of Bridge Farm (note 5)	(2,831)	—
Foreign currency translation	(12)	79
Balance, end of year	3,531	14,309

Summary of Significant Unobservable Inputs and Impact on Fair Value of Biological Assets

Management believes the most significant unobservable inputs and their impact on fair value of biological assets are as follows:

Assumption	Input	Weighted average input		Effect of 10% change ($000s)
		December 31 2020	December 31 2019	December 31 2020	December 31 2019
Yield per square foot of growing space (1)	Grams	45	47	347	1,183
Average net selling price (2)	$/gram	5.13	5.47	1,022	3,021
After harvest cost to complete and sell	$/gram	1.32	2.34	291	267
(1)	Varies by strain; obtained through historical growing results or grower estimate if historical results are not available.
(2)	Varies by strain and sales market; obtained through average selling prices or estimated future selling prices if historical results are not available.